INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance at beginning of year	¥ 53,404	¥ 36,921	¥ 18,764
Increase related to current year tax positions	66,122	51,050	35,436
Settlement	(49,704)	(34,567)	(17,279)
Balance at end of year	¥ 69,822	¥ 53,404	¥ 36,921